Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Retain earnings	Statutory reserve	Accumulated other comprehensive income (loss)	Total shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 7	$ 25,629	$ 123,982	$ 1,224	$ 8,069	$ 158,911	$ 553	$ 159,464
Balance (in Shares) at Dec. 31, 2021	68,122,402
Contribution from shareholder		500				500		500
Contribution from shareholder (in Shares)
Shares-based compensation granted to employees		2				2		2
Shares-based compensation granted to employees (in Shares)	2,000
Appropriation to statutory reserve			(172)	172
Appropriation to statutory reserve (in Shares)
Net income			10,807			10,807	(170)	10,637
Foreign currency translation adjustment					(8,170)	(8,170)	(201)	(8,371)
Foreign currency translation adjustment (in Shares)
Balance at Jun. 30, 2022	$ 7	26,131	134,617	1,396	(101)	162,050	182	162,232
Balance (in Shares) at Jun. 30, 2022	68,124,402
Balance at Dec. 31, 2022	$ 7	27,009	150,685	1,411	(6,684)	172,428	75	172,503
Balance (in Shares) at Dec. 31, 2022	68,124,402
Issuance of ordinary shares in connection with a private placement	$ 2	59,998				60,000		60,000
Issuance of ordinary shares in connection with a private placement (in Shares)	24,193,548
Contribution from shareholder		463				463		463
Contribution from shareholder (in Shares)
Net income			8,747			8,747	52	8,799
Foreign currency translation adjustment					(8,855)	(8,855)	(52)	(8,907)
Foreign currency translation adjustment (in Shares)
Balance at Jun. 30, 2023	$ 9	$ 87,470	$ 159,432	$ 1,411	$ (15,539)	$ 232,783	$ 75	$ 232,858
Balance (in Shares) at Jun. 30, 2023	92,317,950